Stockholders’ Equity (Details Narrative) - USD ($)					1 Months Ended		2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 29, 2023	Dec. 28, 2023	Sep. 22, 2023	Sep. 22, 2023	Oct. 31, 2023	Sep. 30, 2023	Feb. 29, 2024	May 31, 2024	May 31, 2023	Dec. 29, 2024	Feb. 29, 2024	Feb. 28, 2023	Mar. 08, 2024	Feb. 22, 2024	Jan. 26, 2024	Jan. 04, 2024	Oct. 12, 2023
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized							1,200,000	250,000,000			1,200,000	1,200,000
Common stock, shares issued							936,430	1,345,932			936,430	83,371
Common stock, shares outstanding							936,430	1,345,932			936,430	83,371					780,423
Common stock, par value							$ 0.001	$ 0.001			$ 0.001	$ 0.001
Reverse stock split			1-for-20 reverse stock split
Reverse stock split issued common shares				40,197
Net proceeds											$ 1,905,970
Preferred stock, shares authorized							10,000,000	10,000,000			10,000,000	10,000,000
Preferred stock, par value							$ 0.001	$ 0.001			$ 0.001	$ 0.001
Preferred stock, shares issued							472,996	63,494			472,996	0
Preferred stock, shares outstanding							472,996	63,494			472,996	0
Reverse acquisition shares outstanding							85,300	79,560			85,300
Weighted average exercise price							$ 60.50	$ 59.84			$ 60.50
Common stock reserved for future issuance								0
Share based compensation arrangement by award options vested											6,914
Stock-based compensation expense											$ 116,512
Stock issued during Stock options exercised							81,849	76,988			81,849
Shares issued or exercised								(0)			0
Number of options issued											86,642
Shares forfeited or expired							1,342	5,740			1,342
Allocation share based compensation expense								$ 16,394			$ 116,512
Options exercise price								$ 2.37			$ 2.99
Unrecognized stock-based compensation expense							$ 52,615				$ 52,615
Weighted average remaining recognition period											11 months 19 days
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized													250,000,000
Number of options issued											86,402
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized													1,200,000
Equity Option [Member]
Subsidiary, Sale of Stock [Line Items]
Reverse acquisition shares outstanding							85,300				85,300
Stock Appreciation Rights [Member]
Subsidiary, Sale of Stock [Line Items]
Reverse acquisition shares outstanding	40,390						40,390	40,223			40,390
Weighted average exercise price							$ 44.77	$ 44.80			$ 44.77
Stock issued during Stock options exercised							33,504	33,553			33,504
Shares issued or exercised
Number of options issued											40,390
Shares forfeited or expired								167
Options exercise price								$ 2.37
Unrecognized stock-based compensation expense								$ 1,122
Weighted average remaining recognition period								10 months 6 days
Share-Based Payment Arrangement, Option [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares outstanding							1,047,300				1,047,300
Stock-based compensation expense								$ 16,394	$ 0
Stock issued during Stock options exercised							85,300	79,560			85,300
Number of options issued								0	0
Unrecognized stock-based compensation expense								$ 29,980
Weighted average remaining recognition period								9 months 7 days
2013 Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Reverse acquisition shares outstanding							85,300				85,300
Weighted average exercise price							$ 60.50				$ 60.50
2023 Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock reserved for future issuance		7,000,000					7,000,000	7,000,000			7,000,000
Common stock shares equity award issued or granted		0
2013 Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Reverse acquisition shares outstanding							82,800				82,800
2020 Stock Appreciation Rights Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Stock-based compensation expense											$ 10,107
Options exercise price											$ 2.99
Unrecognized share based compensation cost							$ 79,978				$ 79,978
Weighted average remaining recognition period											1 year 29 days
Series E Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, par value							$ 1,500	$ 1,500			$ 1,500
Preferred stock, shares issued							316	316			316
Preferred stock, shares outstanding							316	316			316
Dividends percentage								9.00%			9.00%
Conversion price per share							$ 0.13	$ 0.13			$ 0.13
Issuance of common stock dividends, shares											3,155
Common stock issuable upon conversion								3,207
Series F Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares authorized																5,843,993
Preferred stock, par value																$ 0.001
Preferred stock, shares outstanding							0	0			0
Series G Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares authorized															100,000
Preferred stock, par value															$ 0.001
Preferred stock, shares issued							100,000	0			100,000
Preferred stock, shares outstanding							100,000	0			100,000
Preferred stock redemption right, description								The Company shall have the right to redeem up to 50% of the Series G Preferred Stock for an aggregate price of $1.00 in accordance with the terms of the Perpetual License Agreement			The Company shall have the right to redeem up to 50% of the Preferred Stock for an aggregate price of $1.00 in accordance with the terms of the Perpetual License Agreement
Common stock issuable upon conversion							100,000				100,000
Number of common stock issued								100,000
Number of shares converted								100,000
Series H Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares authorized															150,000
Preferred stock, par value															$ 0.001
Preferred stock, shares issued							150,000	33,000			150,000
Preferred stock, shares outstanding							150,000	33,000			150,000
Common stock issuable upon conversion							150,000	33,000			150,000
Number of common stock issued								117,000
Number of shares converted								117,000
Series I Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares authorized														331,124
Preferred stock, par value														$ 0.001
Preferred stock, shares issued							222,680	30,178			222,680
Preferred stock, shares outstanding							222,680	30,178			222,680
Common stock issuable upon conversion							222,680	30,178			222,680
Number of common stock issued								192,502
Number of shares converted								192,502
Next Trip Holdings Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Equity interest acquired	100.00%
Restricted shares issued in acquisitions	156,007
Percentage of issued and outstanding common shares										19.99%
Shares issuable for consideration	5,843,993
Shares issued in acquisitions	83,371
Next Trip Holdings Inc [Member] | Third Party Consultant [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued during period services	4,337
Next Trip Holdings Inc [Member] | Debt Assignment and Conversion Agreements [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued in acquisitions	52,818
Next Trip Holdings Inc [Member] | Share Purchase And Exchange Agreements [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase of shares issued	15,481
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued during period services											4,337
Number of common stock issued												13,001
Number of shares converted	52,818							409,502			52,818
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase of outstanding warrants							486,165				486,165
Warrant description											expire between March 15, 2024 and January 25, 2028
Warrant [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price							$ 350.00				$ 350.00
Warrant [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price							$ 3.02				$ 3.02
At-The-Market Issuance Sales Agreement [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Share issued and sold during period, shares					128,887	72,721
Net proceeds					$ 772,468	$ 364,555